Employee Compensation - Pension and Other Employee Future Benefits - Summary Of Asset Allocation Ranges, Weighted-Average Actual Asset Allocations And Fair Values Of Plan Assets (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
% of total	100.00%	100.00%
Plan assets, at fair value	$ 9,456	$ 9,156
Level 1 of fair value hierarchy [member]
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
Plan assets, at fair value	1,245	1,156
Level 2 and 3 of fair value hierarchy [member]
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
Plan assets, at fair value	$ 8,211	$ 8,000
Equities [Member]
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
% of total	21.00%	22.00%
Plan assets, at fair value	$ 2,008	$ 1,912
Equities [Member] | Level 1 of fair value hierarchy [member]
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
Plan assets, at fair value	1,139	1,060
Equities [Member] | Level 2 and 3 of fair value hierarchy [member]
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
Plan assets, at fair value	$ 869	$ 852
Fixed Income Investments [Member]
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
% of total	49.00%	49.00%
Plan assets, at fair value	$ 4,657	$ 4,563
Fixed Income Investments [Member] | Level 1 of fair value hierarchy [member]
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
Plan assets, at fair value	106	96
Fixed Income Investments [Member] | Level 2 and 3 of fair value hierarchy [member]
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
Plan assets, at fair value	$ 4,551	$ 4,467
Private Investments [Member]
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
% of total	30.00%	29.00%
Plan assets, at fair value	$ 2,791	$ 2,681
Private Investments [Member] | Level 2 and 3 of fair value hierarchy [member]
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
Plan assets, at fair value	$ 2,791	$ 2,681
Bottom of range [member] | Equities [Member]
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
Target range	15.00%	15.00%
Bottom of range [member] | Fixed Income Investments [Member]
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
Target range	40.00%	40.00%
Bottom of range [member] | Private Investments [Member]
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
Target range	10.00%	10.00%
Top of range [member] | Equities [Member]
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
Target range	40.00%	40.00%
Top of range [member] | Fixed Income Investments [Member]
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
Target range	55.00%	55.00%
Top of range [member] | Private Investments [Member]
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
Target range	35.00%	35.00%